Income Taxes - Schedule of Provision For Income Taxes (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2020
Current
Federal	$ 17		$ (10)
State	3		5
Foreign	6		10
Total current tax expense (benefit)	26		5
Deferred tax expense (benefit):
Federal			18
State			6
Foreign	(1)		2
Total deferred tax (benefit) expense	(1)		26
Total income tax expense (benefit)	$ 25		$ 31
Alight Holdings
Current
Federal		$ 1
Foreign		(5)		$ 9
Total current tax expense (benefit)		(4)		9
Deferred tax expense (benefit):
Federal				(1)
State				1
Foreign		(1)
Total deferred tax (benefit) expense		(1)
Total income tax expense (benefit)		$ (5)		$ 9